Share-Based Payments	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
33.	SHARE-BASED PAYMENTS

(a)	Share option scheme

In July 2018, the Company adopted the pre-IPO share option scheme for the purpose of providing incentives and rewards to eligible participants who have contributed or will contribute to the Group. Eligible participants of the pre-IPO share option scheme may include any substantial shareholder, existing or incoming employees of the Group which include the directors (including executive directors, non-executive directors and independent non-executive directors) and any advisors, consultants, distributors, contractors, suppliers, agents, customers, business partners, joint venture business partners, promoters, service providers of any member of the Group who the board of directors consider, in its sole discretion, have contributed or will contribute to the Group.

The maximum number of shares which may be issued upon the exercise of all pre-IPO share options is 12,307,533. The exercise price for each share under the pre-IPO share options is HK$0.01.

Subject to any restriction contained in the pre-IPO share option scheme, an option may be exercised in accordance with the terms of the pre-IPO share option scheme and the terms of grant thereof, provided that part of pre-IPO share options in respect of 1,758,219 shares (“Special Options”) which may be issued shall only be vested/exercised upon the earliest occurrence of the following events: (a) the listing, (b) trade sale, (c) any liquidation event, and (d) change of control of the Company.

On August 15, 2018, the Company has granted options to 282 grantees to subscribe for an aggregate of 11,438,960 shares under the pre-IPO share option scheme, including 926,797 Special Options. Subject to the terms and conditions as set out in the pre-IPO share option scheme, the Special Options will be vested in the portions of 25%, 25%, 25% and 25% on the first, second, third and fourth anniversaries of the listing date. The remaining 10,512,163 options (the “2018 Granted Options”) will be vested in the portions of 25%, 25%, 25% and 25% on the first, second, third and fourth anniversaries of the grant date of the options.

On May 15, 2019, the Company has granted options to 100 grantees to subscribe for an aggregate of 3,314,532 shares under the pre-IPO share option scheme. Subject to the terms and conditions as set out in the pre-IPO share option scheme, 3,267,573 shares granted to 95 grantees (the “2019 Granted Options”) will be vested in the portions of 25%, 25%, 25% and 25% on the first, second, third and fourth anniversaries of the grant date of the options, and the remaining options granted to five grantees in respect of 46,959 shares (the “Supplemental Options”) will be vested in the portions of 25%, 25%, 25% and 25% on the first, second, third and fourth anniversaries of August 15, 2018, i.e., the grant date of the 2018 Granted Options.

Pursuant to the resolution of the board of directors in July 2019, the first vesting period of the 2018 Granted Options and the Supplemental Options (together, the “Relevant Options”) was amended from August 15, 2019 (i.e., the first anniversary of August 15, 2018) to the first day of the third month after the listing of the Company. In addition, the proportion to be vested on the first vesting date of the Relevant Options was amended from 25% to 35%, whilst the proportion to be vested on the second vesting date of the Relevant Options, being August 15, 2020, was amended from 25% to 15%.

On September 16, 2019, the Company has granted options to 16 grantees to subscribe for an aggregate of 542,955 shares under the pre-IPO share option scheme. Subject to the terms and conditions as set out in the pre-IPO share option scheme, 522,955 shares granted to 15 grantees (the “Second 2019 Granted Options”) will be vested in the portions of 25%, 25%, 25% and 25% on the first, second, third and fourth anniversaries of the grant date of the options, and the remaining options granted to a grantee in respect of 20,000 Special Options will be vested in the portions of 25%, 25%, 25% and 25% on the first, second, third and fourth anniversaries of the listing date.

There are no cash settlement alternatives. The Group does not have a past practice of cash settlement for these share options. The Group accounts for the scheme as an equity-settled plan. Share options do not confer rights on the holders to dividends or to vote at shareholders’ meetings.

The following share options were outstanding under the pre-IPO share option scheme during the year:

	2023		2024
	Exercise price		Exercise price
	HK$	Number	HK$	Number
	per share	of options	per share	of options
Outstanding as of January 1	0.01	4,174,710	0.01	3,263,648
Forfeited during the year	-	-	-	-
Exercised during the year	0.01	(911,062)	0.01	(656,077)
Outstanding as of December 31	0.01	3,263,648	0.01	2,607,571

The number of share options exercisable was 2,607,571 as at December 31, 2024 (2023: 3,263,648).

The weighted average share price at the date of exercise for share options exercised during the year ended December 31, 2024 was HK$34.03 per share (2023: HK$22.98 per share, 2022: HK$16.73 per share).

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

2023	Exercise price
Number of	HK$
options	per share	Exercise period
2,824,574	0.01	Aug 15, 2018-Aug 15, 2028
423,842	0.01	May 15, 2019-May 15, 2029
15,232	0.01	Sept 16, 2019-Sept 16, 2029
3,263,648

2024	Exercise price
Number of	HK$
options	per share	Exercise period
2,360,420	0.01	Aug 15, 2018-Aug 15, 2028
232,719	0.01	May 15, 2019-May 15, 2029
14,432	0.01	Sept 16, 2019-Sept 16, 2029
2,607,571

The Group has not granted any new share options during the year ended December 31, 2024 (2023: Nil). As the share options have been fully unlocked in 2023, the Group has not recognized any share option expense during the year ended December 31, 2024 (2023: RMB3,750, 2022: RMB10,645).

The exercise in full of the outstanding share options would, under the present capital structure of the Company, result in the issue of 2,607,571 additional ordinary shares of the Company and additional share capital and share premium of US$5,776, equivalent to RMB42,162 (before issue expenses), transferred from capital and other reserves.

(b)	RSUs granted to employees

The 2018 RSU Scheme

On July 6, 2018, the Company approved and adopted the 2018 RSU Scheme. The purpose of the 2018 RSU scheme is to incentivize the existing and incoming directors, senior management and employees for their contribution to the Company, and to attract, motivate and retain skilled and experienced personnel to strive for the future development and expansion of the Company. Unless otherwise cancelled or amended, the 2018 RSU Scheme will remain in force for 10 years from the date of adoption.

The maximum number of RSUs that may be granted under the 2018 RSU Scheme in aggregate (excluding RSUs that have lapsed or been cancelled in accordance with the rules of the 2018 RSU Scheme) shall be 5,274,657 ordinary shares.

On September 14, 2020, pursuant to the 2018 RSU Scheme, 2,590,592 RSUs were granted to 50 selected persons, who are employees of the Company. The RSUs granted would vest on the third month from the grant date, and in equal tranches over the remaining years of the total vesting period as three years, on condition that employees remain in service without any performance requirements.

The following restricted shares were outstanding under the 2018 RSU Scheme during the year:

	2023		2024
	Grant fair value HK$	Number	Grant fair value HK$	Number
	per share	of RSUs	per share	of RSUs
Outstanding as of January 1	28.35	401,663	28.35	—
Granted during the year	—	—	—	—
Forfeited during the year	28.35	(44,632)	28.35	—
Vested during the year	28.35	(357,031)	28.35	—
Outstanding as of December 31	—	—	—	—

The fair value of each RSU under the 2018 RSU Scheme at the grant date was determined by reference to the fair value of the ordinary shares of the Company issued to its shareholders, using the market approach.

The weighted average share price at the date of exercise for RSUs exercised during the year was HK$0.01 per share (2023: HK$0.01 per share, 2022: HK$0.01 per share).

The Group has recognized nil share-base payment expense (2023: RMB3,169; 2022: RMB2,316) during the year ended December 31, 2024.

As at December 31, 2023, all RSUs under the 2018 RSU Scheme had been exercised.

The 2021 RSU Scheme

On February 2, 2021, the Company approved and adopted the 2021 RSU Scheme. The purpose of the 2021 RSU scheme is to (i) incentivize the existing and incoming directors, senior management, and employees for their contribution to the Group; and (ii) attract, motivate, and retain skilled and experienced personnel to strive for the future development and expansion of the Group by providing them with the opportunity to own equity interests in the Company. Unless otherwise cancelled or amended, the 2021 RSU Scheme will remain in force for 10 years from the date of adoption.

The maximum number of RSUs that may be granted under the 2021 RSU Scheme in aggregate (excluding RSUs that have lapsed or been cancelled in accordance with the 2021 Scheme Rules) shall be 3,133,526 shares.

On May 17, 2021, pursuant to the 2021 RSU Scheme, 440,490 RSUs were granted to 34 selected persons, which include employees, senior management of the Group and a director of the Company. Among the awards, 10,641 RSUs were granted to an independent non-executive director and 55,157 RSUs were granted to the Chief Commercial Officer. On July 23, 2021, 26,892 RSUs were granted to three independent non-executive directors of the Company. The RSUs granted were categorized in six types based on the vesting period and the proportion of shares that can be unlocked upon each of the vesting dates.

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	43.80	100%	June 8, 2021-2024	35%, 15%, 25%, 25%
2	43.80	100%	June 8, 2021-2024	25%, 25%, 25%, 25%
3	43.80	100%	June 8, 2022–2025	35%, 15%, 25%, 25%
4	43.80	100%	April 30, 2022–2025	35%, 15%, 25%, 25%
5	43.80	100%	June 8, 2022–2025	25%, 25%, 25%, 25%
6	52.00	100%	June 8, 2022–2025	25%, 25%, 25%, 25%

As for the restricted shares granted to employees and senior management, the conditions for releasing the restrictions comprised two parts, namely the participants have not been terminated with or without cause on or before each relevant vesting date and the participants have obtained a score of B or above in the annual performance review prior to the applicable vesting date. The percentage of shares in respect of which the restrictions may be released depends on the achievement of those conditions. For the independent non-executive directors, the restricted shares would vest on condition that independent non-executive directors remain in service without any performance requirements.

The following restricted shares were outstanding under the 2021 RSU Scheme during the year:

	2023 Number of RSUs	2024 Number of RSUs
Outstanding as of January 1	219,744	108,998
Granted during the year	—	—
Forfeited during the year	(39,712)	(2,412)
Vested during the year	(71,034)	(65,034)
Outstanding as of December 31	108,998	41,552

The fair value of each RSUs under the 2021 RSU Scheme at the grant date was determined by reference to the fair value of the ordinary shares of the Company issued to its shareholders, using the market approach.

The weighted average share price at the date of exercise for RSUs exercised during the year was HK$20.80 per share (2023: HK$19.96 per share, 2022: HK$17.04 per share).

The Company recognized a share-base payment expense of RMB856 (US$117) during the year ended December 31, 2024.(2023: RMB1,589; 2022: RMB3,645).

The exercise in full of the outstanding RSUs would, under the present capital structure of the Company, result in additional share capital and share premium of HK$1,894, equivalent to RMB1,712 (US$234), transferred from capital and other reserves.

The 2022 RSU Scheme

On June 23, 2022, the Company approved and adopted the 2022 RSU Scheme. The purpose of the 2022 RSU scheme is to (i) incentivize the existing and incoming directors, senior management, and employees for their contribution to the Company; and (ii) attract, motivate, and retain skilled and experienced personnel to strive for the future development and expansion of the Company by providing them with the opportunity to own equity interests in the Company. Unless otherwise cancelled or amended, the 2022 RSU Scheme will remain in force for 10 years from the date of adoption.

The maximum number of RSUs that may be granted under the 2022 RSU Scheme in aggregate (excluding RSUs that have lapsed or been cancelled in accordance with the 2022 Scheme Rules) shall be 5,272,695 shares.

As for the restricted shares granted to employees and senior management under the 2022 RSU Scheme, the conditions for releasing the restrictions comprised two parts, namely the participants having not been terminated with or without cause on or before each relevant vesting date and the participants having obtained a score of B or above in the annual performance review prior to the applicable vesting date. The percentage of shares in respect of which the restrictions may be released depends on the achievement of those conditions.

Pursuant to the 2022 RSU Scheme, on June 23, 2022, the Company initially granted an aggregate of 1,634,426 RSUs under the 2022 RSU Scheme (the “2022 Awards”), representing 1,634,426 shares to a total of 80 selected persons, who are employees of the Company, among which 100,000 RSUs, representing 100,000 shares, were granted to Dr. Zhai Yifan (“Dr. Zhai”), who is the chief medical officer and a substantial shareholder of the Company. The RSUs granted were categorized in six types based on the vesting period and the proportion of shares that can be unlocked upon each vesting dates.

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	20.15	100%	June 8, 2021-2024	35%, 15%, 25%, 25%
2	20.15	100%	April 30, 2023–2026	25%, 25%, 25%, 25%
3	20.15	100%	June 8, 2023–2026	25%, 25%, 25%, 25%
4	20.15	100%	June 8, 2023–2024	40%, 60%
5	20.15	100%	June 8, 2023–2025	30%, 30%, 40%
6	20.15	100%	April 30, 2023–2026	23%, 69%, 6%, 2%

Pursuant to the 2022 RSU Scheme, on May 4, 2023, the Company granted 1,379,094 RSUs under the 2022 RSU Scheme, representing 1,379,094 shares to 172 selected persons (the “2022 Further Grant”), who are employees of the Company. The RSUs granted were categorized in two types based on the vesting period and the proportion of shares that can be unlocked upon each vesting date.

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	21.80	100%	August 1, 2023–2024	40%, 60%
2	21.80	100%	August 1, 2023–2025	30%, 30%, 40%

Pursuant to the 2022 RSU Scheme, on September 2, 2024, the Company granted 777,006 RSUs under the 2022 RSU Scheme, representing 777,006 shares to 59 selected persons (the “2022 Further Grant”), who are employees of the Group. The RSUs granted were categorized in ten types based on the vesting period and the proportion of shares that can be unlocked upon each vesting date.

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	33.95	100%	September 16, 2024	100
2	33.95	100%	September 16, 2024-2025	75%, 25%
3	33.95	100%	September 16, 2024-2025	50%, 50%
4	33.95	100%	September 16, 2024-2026	30%, 30%, 40%
5	33.95	100%	September 16, 2024-2026	22.5%, 22.5%, 55%
6	33.95	100%	September 16, 2024-2026	50%, 25%, 25%
7	33.95	100%	September 16, 2024-2026	25%, 37%, 38%
8	33.95	100%	September 16, 2025	100%
9	33.95	100%	September 16, 2025-2026	40%, 60%
10	33.95	100%	September 16, 2025-2026	50%, 50%

The following restricted shares were outstanding under the 2022 RSU Scheme during the year:

	2023 Number of RSUs	2024 Number of RSUs
Outstanding as of January 1	1,120,873	1,641,974
Granted during the year	1,379,094	777,006
Forfeited during the year	(145,584)	(42,768)
Vested during the year	(712,409)	(939,687)
Outstanding as of December 31	1,641,974	1,436,525

The fair value of each RSU under the 2022 RSU Scheme at the grant date was determined by reference to the fair value of the ordinary shares of the Company issued to its shareholders, using the market approach.

Under the 2022 RSU Scheme, the fair value of the RSUs granted during the year ended December 31, 2024 amounted to RMB24,078 (US$3,299) (2023: RMB 27,063, 2022: RMB19,650).

The weighted average share price at the date of exercise for RSUs exercised during the year was HK$19.24 per share (2023: HK$18.15 per share, 2022: HK$18.15 per share).

The Company recognized a share-base payment expense of RMB20,068 (US$2,749) for the year ended December 31, 2024. (2023: RMB22,995, 2022: RMB5,499)

The exercise in full of the outstanding RSUs would, under the present capital structure of the Company, result in additional share capital and share premium of HK$38,114, equivalent to RMB34,788 (US$4,766), transferred from capital and other reserves.

There are no cash settlement alternatives. The Group does not have a past practice of cash settlement for these RSUs. The Group accounts for the scheme as an equity-settled plan.